Share-based plans - Long-term incentive plan 2016 (Details) - LTIP 2016	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Jan. 01, 2020	Jan. 01, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period over which value per share is determined	30 days
Performance period	3 years
Growth that leads to achievement level of 200%	16.00%
Number of performance targets	3
Weight of each performance targets (as a percent)	33.00%
Vesting period	4 years
Awarded (in shares) | shares	632,804	614,985	642,349
Weighted average fair value | €	€ 51.99	€ 83.4	€ 76.19
Total fair value | €	€ 32,900,000	€ 51,290,000	€ 48,941,000
Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awarded (in shares) | shares	73,315	73,746	79,888
Revenue growth
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target achievement level when target is reached (as a percent)	100.00%
Performance target (as a percent)	7.00%
Growth that leads to achievement level of 0%.	0.00%
Revenue growth | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Achievement level (as a percent)	0.00%
Revenue growth | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Achievement level (as a percent)	200.00%
Growth in net income attributable to shareholders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target achievement level when target is reached (as a percent)	100.00%
Performance target (as a percent)	7.00%
Growth that leads to achievement level of 0%.	0.00%
Growth that leads to achievement level of 200%	14.00%
Growth in net income attributable to shareholders | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Achievement level (as a percent)	0.00%
Growth in net income attributable to shareholders | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Achievement level (as a percent)	200.00%
ROIC improvement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target achievement level when target is reached (as a percent)	100.00%
Performance target (as a percent)	7.30%			8.10%	7.90%
Increase in performance target per year (as a percent)	0.20%
Percentage below target that will lead to 0% achievement level	0.20%
Percentage above target that will lead to 200% achievement level	0.20%
Performance target achieved period that deemed the following year to be achieved	2 years
ROIC improvement | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Achievement level (as a percent)	0.00%
ROIC improvement | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Achievement level (as a percent)	200.00%